Financial investments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 11,189	$ 9,874
Fair Value through Profit and Loss (Investment in Rioglass)	4,669	7,000
Derivative assets	2,923	3,182
Other receivable accounts at amortized cost	72,976	71,531
Total non-current financial investments	91,757	91,587
Contracted concessional financial assets	153,786	160,624
Derivative assets	4,616	2,048
Other receivable accounts at amortized cost	24,696	55,905
Total current financial investments	$ 183,098	$ 218,577